Note 21 - Financial Instruments (Details Textual) - Currency risk [member]	12 Months Ended
Dec. 31, 2024
Scenario one [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Scenario two [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase (decrease) in risk assumption	20.00%